The authorizations payable on December 31, 2021 due in long-term is in accordance with the following schedule: (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Total	R$ 1,250,918
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	406,371
Later than one year [member]
IfrsStatementLineItems [Line Items]
Total	141,151
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total	46,535
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total	46,535
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Total	46,535
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	46,535
Later than five years and not later than seven years [member]
IfrsStatementLineItems [Line Items]
Total	46,535
Later than seven years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Total	46,535
Later than ten years [member]
IfrsStatementLineItems [Line Items]
Total	R$ 424,186